Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

Intangible assets from continuing operations as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Software copyright	$1,794,981	$1,681,890
Patent and others	3,191,300	2,990,234
Total intangible assets	$4,986,281	4,672,124

Less: Accumulated amortization	(1,287,712)	(862,275)
Intangible assets, net	$3,698,569	$3,809,849

Amortization expense from the Company’s continuing operations was $353,971, $363,190 and $312,821 for the years ended December 31, 2017, 2016, and 2015, respectively. No amortization expense was recorded from the Company’s discontinued operations for the years ended December 31, 2016, and 2015, respectively.

The Company did not record any impairment on its intangible assets from its continuing operations for the years ended December 31, 2017, 2016 and 2015. The Company recorded impairment of $18,447 and $nil from its discontinued operations for the years ended December 31, 2016, and 2015.

Annual future amortization expense is expected as follows:

For the years ended:

2018	$365,340
2019	365,340
2020	365,340
2021	365,340
2022	365,340
2023 and thereafter	1,871,869
$3,698,569